Income Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of Current and Deferred Portions of the Income Tax Expense

The current and deferred portions of the income tax expense included in the unaudited condensed consolidated statements of income and comprehensive income as determined in accordance with ASC 740 are as follows:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Current taxes	$513,209	$107,490
Deferred taxes	-	-
Income tax expense	$513,209	$107,490

Schedule of Reconciliation of Difference between Expected Income Tax Expense

A reconciliation of the difference between the expected income tax expense computed at Singapore income tax rate of 17% and the Group’s reported income tax expense is shown in the following table:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Income before income tax expense	$1,891,413	$198,477
Applicable income tax rate	17%	17%
Income tax expense at applicable income tax rate	$321,540	$33,741
Non-deductible expenses	29,821	24,716
Effect of tax exemption scheme and tax reduction	(18,321)	(13,658)
Effect of unrecognized tax benefits on foreign losses	180,169	62,691
Income tax expense	$513,209	$107,490

Schedule of Components of Deferred Tax Assets and Liabilities

The Group measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Group’s deferred tax assets and liabilities are as follows:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Deferred tax assets:
Allowance for credit loss	$2,065	$2,065
Operating lease liabilities	6,538	6,538
Others	1,807	1,807

Total deferred tax assets	$10,410	$10,410

Deferred tax liabilities:
Depreciation and amortization	(6,703)	(6,703)
ROU assets	(5,799)	(5,799)
Others	(253)	(253)

Total deferred tax liabilities	$(12,755)	$(12,755)

Deferred tax liabilities, net	$(2,345)	$(2,345)

Schedule of Movement of Deferred Tax (Liabilities) Assets

Movement of the Group’s deferred tax liabilities during the periods is as follows:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Beginning balance at January 1, 2026 and 2025	$(2,345)	$(8,243)
Credited to the unaudited condensed consolidated statements of income and comprehensive income	-	-
Ending balance at June 30, 2026 and 2025	$(2,345)	$(8,243)